Consolidated Statement of Financial Position - CAD ($) $ in Millions		Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Assets
Cash and deposits with financial institutions	[1],[2]	$ 58,631	$ 67,249	$ 90,312
Precious metals	[2]	1,253	807	937
Trading assets
Securities	[2]	123,091	116,864	107,612
Loans	[2]	7,141	7,640	7,544
Other	[2]	2,048	1,883	2,712
Total trading assets	[2]	132,280	126,387	117,868
Securities purchased under resale agreements and securities borrowed	[2]	192,858	199,061	199,325
Derivative financial instruments	[2]	44,856	39,611	51,340
Investment securities	[2]	144,784	140,259	118,237
Loans
Residential mortgages	[2]	344,168	341,042	344,182
Personal loans	[2]	105,528	104,124	104,170
Credit cards	[2]	17,579	17,166	17,109
Business and government	[2]	292,758	287,888	291,822
Loans and receivables gross	[2]	760,033	750,220	757,283
Allowance for credit losses	[2]	6,507	6,328	6,372
Loans and receivables	[2]	753,526	743,892	750,911
Other
Customers' liability under acceptances, net of allowance	[2]	9,117	15,998	18,628
Property and equipment	[2]	5,493	5,519	5,642
Investments in associates	[2]	2,067	1,957	1,925
Goodwill and other intangible assets	[2]	17,054	16,981	17,193
Deferred tax assets	[2]	3,455	3,186	3,541
Other assets	[2]	34,056	31,979	35,184
Other Assets	[2]	71,242	75,620	82,113
Total assets	[2]	1,399,430	1,392,886	1,411,043
Deposits
Personal	[2]	292,117	292,576	288,617
Business and government	[2]	605,457	597,114	612,267
Financial institutions	[2]	44,454	50,083	51,449
Deposits	[2],[3]	942,028	939,773	952,333
Financial instruments designated at fair value through profit or loss	[2]	32,987	32,074	26,779
Other
Acceptances	[2]	9,205	16,094	18,718
Obligations related to securities sold short	[2]	37,780	43,621	36,403
Derivative financial instruments	[2]	52,861	47,134	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[2]	173,602	162,115	160,007
Subordinated debentures	[2]	8,129	7,984	9,693
Other liabilities	[2]	61,763	63,639	69,879
Other Liabilities	[2]	343,340	340,587	353,360
Total liabilities	[2]	1,318,355	1,312,434	1,332,472
Equity
Retained earnings	[2]	57,081	56,443	55,673
Accumulated other comprehensive income (loss)	[2]	(7,502)	(6,998)	(6,931)
Other reserves	[2]	(68)	(67)	(84)
Total common equity	[2]	70,577	69,977	68,767
Total equity attributable to equity holders of the Bank	[2]	79,356	78,756	76,842
Non-controlling interests in subsidiaries	[2]	1,719	1,696	1,729
Total equity	[2]	81,075	80,452	78,571
Total liabilities and equity	[2]	1,399,430	1,392,886	1,411,043
Common shares [member]
Equity
Common shares	[2]	21,066	20,599	20,109
Total equity		21,066	20,599	20,109
Preference shares [member]
Equity
Preferred shares and other equity instruments	[2]	$ 8,779	$ 8,779	$ 8,075

[1]	Net of allowances of $3 (January 31, 2024 – $6; October 31, 2023 – $7).
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Deposits denominated in U.S. dollars amount to $304,171 (January 31, 2024 – $306,198; October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $19,590 (January 31, 2024 – $18,559; October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $39,429 (January 31, 2024 – $38,651; October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $112,707 (January 31, 2024 – $116,160; October 31, 2023 – $116,926).